BASIS OF PRESENTATION (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2011 days years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Plant years	Dec. 31, 2011 Equipment years	Aug. 16, 2011 DemagAG
Date of acquisition						August 16, 2011
Cash and Cash Equivalents
Cash and cash equivalents, not immediately available for use	$ 14.2	$ 16.3
Percentage of Weighted Average Cost Inventory	58.00%
Percentage of FIFO Inventory	42.00%
Inventories
Inventory reserves	120.1	106.7
Debt Issuance Costs
Debt Issuance Costs	42.7	25.8
Accumulated Amortization of Debt Issuance Costs	11.9	12.8
Intangible Assets
Intangible Assets, Useful Life, Minimum (in years)	1
Intangible Assets, Useful Life, Maximum (in years)	45
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Minimum (in years)				1	2
Property, Plant and Equipment, Useful Life, Maximum (in years)				40	20
Impairment of Long-Lived Assets
Fixed asset impairment	18.8	11.4	4.8
Portion of fixed asset impairment recognized as part of restructuring costs	8.8	9.3	1.5
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable collectibility, number of days past due used to determine review (in days)	90
Changes in consolidated current and non-current product warranty liability
Beginning Balance	103.0	126.2
Accruals for warranties issued during the period	74.9	74.5
Business acquired during the period	24.7	0
Changes in estimates	11.5	0.1
Settlements during the year	(76.5)	(92.8)
Foreign exchange effect/other	(3.5)	(5.0)
Ending Balance	134.1	103.0	126.2
Deferred Compensation
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Research and Development Costs
Research and Development Costs	$ 73.7	$ 59.9	$ 58.9